As filed with the Securities and Exchange Commission on January 15, 2010
File Nos. 333–16093
811–07923

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N–1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post–Effective Amendment No. 40
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 41

CNI CHARTER FUNDS
(Exact Name of Registrant as Specified in its Charter)

400 North Roxbury Drive
Beverly Hills, California 90210
(Address of Principal Executive Office)

(800) 708-8881
(Registrant’s Telephone Number, Including Area Code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
(Name and Address of Agent for Service)
_________________________

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to Rule 485(b)
[X]	on January 28, 2010 pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on ___________ pursuant to Rule 485(a)(1)
__________________________

Please Send Copy of Communications to:

MICHAEL GLAZER
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071-3106

__________________________

Part A (the Prospectus) and Part B (the Statements of Additional Information) filed by the Registrant in Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 333–16093) and Amendment No. 40 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811–7923) pursuant to Rule 485(a) on November 18, 2009 (Accession Number 0001398344-09-001097) are herein incorporated by reference.  This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until January 28, 2010.
__________________________

PART C

Item 28.	Exhibits

(a)			Agreement and Declaration of Trust.

	(1)		Form of Agreement and Declaration of Trust. (A)

	(2)		Form of Amendment to the Agreement and Declaration of Trust. (B)

	(3)		Certificate of Amendment to the Certificate of Trust. (B)

(b)			By-Laws:

	(1)		By-Laws dated October 25, 1996. (A)

	(2)		Amendment to the By-Laws of the Trust. (B)

(c)			Instruments Defining Rights of Security Holder—not applicable.

(d)			Investment Management Agreements:

	(1)		Form of Investment Management Agreement with City National Asset Management, Inc.

		(i)	Form of Amended Appendices to Investment Management Agreement. (R)

	(2)		Form of Investment Management Agreement with CCM Advisors, LLC. (J)

		(i)	Expense Limitation Agreement with CCM Advisors, LLC. (U)

		(ii)	Letter from CCM Advisors, LLC Regarding One-Year Expense Limitation. (M)

	(3)		Investment Sub-Advisory Agreement between City National Asset Management, Inc. and Guggenheim Investment Management, LLC with respect to High Yield Bond Fund. (V)

	(4)		Investment Sub-Advisory Agreement between City National Asset Management, Inc. and Reed Conner & Birdwell LLC with respect to RCB Small Cap Value Fund. (J)

		(i)	Form of Expense Limitation Agreement among CNI Charter Funds, City National Asset Management, Inc. and Reed Conner & Birdwell LLC. (U)

	(5)		Form of Investment Manager Agreement between City National Asset Management, Inc. and SKBA Capital Management, LLC with respect to Opportunistic Value Fund. (R)

		(i)	Form of Expense Limitation Agreement among CNI Charter Funds, City National Asset Management, Inc. and SKBA Capital Management, LLC. (U)

	(6)		Form of Investment Manager Agreement between CCM Advisors, LLC and AMBS Investment Counsel, LLC with respect to AHA Diversified Equity Fund. (O)

	(7)		Form of Investment Manager Agreement between CCM Advisors, LLC and SKBA Capital Management, LLC with respect to AHA Diversified Equity Fund. (O)

	(8)		Investment Manager Agreement between CCM Advisors, LLC and Freeman Investment Management Co., LLC with respect to AHA Balanced Fund. (V)

	(9)		Investment Manager Agreement between CCM Advisors, LLC and Freeman Investment Management Co., LLC with respect to AHA Diversified Equity Fund. (V)

		(i)	Letter from CCM Advisors, LLC Regarding Fee Modification. (V)

	(10)		Form of Investment Manager Agreement between CCM Advisors, LLC and SKBA Capital Management, LLC with respect to AHA Socially Responsible Equity Fund. (J)

	(11)		Form of Investment Manager Agreement between CCM Advisors, LLC and Patterson Capital Corporation with respect to AHA Limited Maturity Fixed Income Fund. (J)

	(12)		Form of Investment Manager Agreement between CCM Advisors, LLC and Robert W. Baird & Co. Incorporated with respect to AHA Full Maturity Fixed Income Fund. (J)

	(13)		Form of Investment Manager Agreement between CCM Advisors, LLC and Robert W. Baird & Co. Incorporated with respect to AHA Balanced Fund. (J)

	(14)		Form of Investment Manager Agreement between CCM Advisors, LLC and City National Asset Management, Inc. with respect to AHA Limited Maturity Fixed Income Fund. (J)

	(15)		Investment Manager Agreement between CCM Advisors and Boyd Watterson Asset Management, LLC with respect to AHA Full Maturity Fixed Income Fund. (U)

	(16)		Form of Investment Manager Agreement between CCM Advisors and Turner Investment Partners, Inc. with respect to AHA Diversified Equity Fund. (R)

		(i)	Letter from CCM Advisors, LLC Regarding Fee Modification. (V)

(e)			Form of Distribution Agreement. (B)

(f)			Bonus or Profit Sharing Contracts – not applicable.

(g)			Form of Custody Agreement. (B)

	(1)		Form of Supplement to Custody Agreement. (C)

	(2)		Form of Amendment to Custody Agreement. (I)

	(3)		Form of Amendment and Assignment of Custody Agreement. (O)

(h)			Other Material Contracts:

	(1)		Form of Administrative Services Agreement. (B)

		(i)	Schedule to Administrative Services Agreement. (D)

		(ii)	Form of Supplement to Administrative Services Agreement. (C)

		(iii)	Form of Amendment to Administrative Services Agreement. (I)

		(iv)	Amendment to Administrative Services Agreement. (R)

		(v)	Form of Amended Appendices to Amendment to Administrative Services Agreement. (R)

	(2)		Form of Transfer Agent Agreement. (B)

		(i)	Form of Amended Schedule to Transfer Agent Agreement. (R)

		(ii)	Form of Supplement to Transfer Agent Agreement. (C)

		(iii)	Form of Amendment to Transfer Agency Agreement. (H)

		(iv)	Form of Amendment to Transfer Agency Agreement. (I)

		(v)	Form of Sub-Transfer Agent Agreement. (J)

		(vi)	Assignment of Transfer Agency Agreement. (Q)

		(vii)	Amendment to Transfer Agency Agreement. (R)

	(3)		Form of Amended and Restated Shareholder Services Agreement with City National Bank. (O)

		(i)	Form of Shareholder Services Fee Limitation Agreement. (U)

		(ii)	Form of Amended Appendix to Amended and Restated Shareholder Services Agreement. (R)

	(4)		Form of Shareholder Services Agreement with CCM Advisors, LLC. (O)

		(i)	Form of Shareholder Services Fee Limitation Agreement. (U)

(i)			Legal Counsel’s Consent. (Q)

	(1)		Legal Counsel’s Opinion. (F)

	(2)		Legal Counsel’s Opinion. (D)

	(3)		Legal Counsel’s Opinion. (E)

	(4)		Legal Counsel’s Opinion. (K)

	(5)		Legal Counsel’s Opinion. (P)

	(6)		Legal Counsel’s Opinion. (T)

(j)		Other Opinions – Independent Auditors’ Consent.

	(1)	KPMG, LLP – to be filed by amendment.

	(2)	Ernst & Young, LLP. (N)

(k)		Omitted Financial Statements – not applicable.

(l)		Initial Capital Agreement. (A)

(m)		Distribution Plans.

	(1)	Form of Rule 12b-1 Plan. (R)

	(2)	Form of Sub-Distribution Agreement. (O)

(n)		Amended and Restated Multiple Class Plan. (T)

(o)		Reserved.

(p)		Codes of Ethics.

	(1)	CNI Charter Funds (M)

	(2)	City National Asset Management, Inc. (N)

	(3)	SEI Investments Distribution Co. (H)

	(4)	Guggenheim Investment Management, LLC. (V)

	(5)	Reed Conner & Birdwell LLC. (I)

	(6)	SEI Investments Global Funds Services. (I)

	(7)	CCM Advisors, LLC. (V)

	(8)	AMBS Investment Counsel, LLC (N)

	(9)	Freeman Investment Management Co., LLC. (V)

	(10)	The Patterson Capital Corporation. (R)

	(11)	Robert W. Baird & Co. Incorporated. (J)

	(12)	SKBA Capital Management, LLC. (R)

	(13)	Boyd Watterson Asset Management, LLC. (V)

	(14)	Turner Investment Partners, Inc. (R)

(q)	Power of Attorney. (S)

(A)	Previously filed as an exhibit to Registrant’s Registration Statement on Form N-1A (333-16093) on November 14, 1996 and incorporated herein by reference.

(B)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 8 (333-16093) on May 3, 1999 and incorporated herein by reference.

(C)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 21 (333-16093) on January 28, 2003 and incorporated herein by reference.

(D)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 18 (333-16093) on August 3, 2001 and incorporated herein by reference.

(E)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 19 (333-16093) on October 1, 2001 and incorporated herein by reference.

(F)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 13 (333-16093) on February 28, 2000 and incorporated herein by reference.

(G)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 14 (333-16093) on June 12, 2000 and incorporated herein by reference.

(H)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 22 (333-16093) on January 28, 2004 and incorporated herein by reference.

(I)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 24 (333-16093) on January 28, 2005 and incorporated herein by reference.

(J)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 25 (333-16093) on May 13, 2005 and incorporated herein by reference.

(K)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 28 (333-16093) on October 12, 2005 and incorporated herein by reference.

(L)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 29 (333-16093) on January 27, 2006 and incorporated herein by reference.

(M)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 30 (333-16093) on May 30, 2006 and incorporated herein by reference.

(N)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 31 (333-16093) on January 29, 2007 and incorporated herein by reference.

(O)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 32 (333-16093) on June 27, 2007 and incorporated herein by reference.

(P)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 33 (333-16093) on September 21, 2007 and incorporated herein by reference.

(Q)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 34 (333-16093) on January 28, 2008 and incorporated herein by reference.

(R)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 35 (333-16093) on March 10, 2008 and incorporated herein by reference.

(S)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 36 (333-16093) on May 23, 2008 and incorporated herein by reference.

(T)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 37 (333-16093) on June 17, 2008 and incorporated herein by reference.

(U)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 38 (333-16093) on January 28, 2009 and incorporated herein by reference.

(V)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 39 (333-16093) on November 18, 2009 and incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with the Funds.

Not applicable.

Item 30.  Indemnification.

Please see Article VI of the Registrant’s By-Laws, previously filed as an Exhibit.  Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

“Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Notwithstanding the provisions contained in the Registrant’s By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 31.  Business and Other Connections of Investment Advisers.

CITY NATIONAL ASSET MANAGEMENT, INC.

City National Asset Management, Inc. (“CNAM”), a wholly-owned subsidiary of City National Bank (“CNB”) and an indirect wholly owned subsidiary of City National Corporation (“CNC”), serves as investment adviser to Registrant’s Large Cap Growth Equity Fund, Large Cap Value Equity Fund, RCB Small Cap Value Fund, Multi-Asset Fund, Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund, Prime Money Market Fund, Government Money Market Fund, California Tax Exempt Money Market Fund and Opportunistic Value Fund series, and as a sub-adviser to Registrant’s AHA Limited Maturity Fixed Income Fund.  CNAM’s only business is to serve as investment manager or sub-adviser, as applicable, to these series of the Registrant.

Except as set forth below, to the knowledge of Registrant none of the directors or officers of CNAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers also hold various positions with and engage in business for CNB, CNC and/or their affiliates.  The principal business address of each person listed in the table below is 400 North Roxbury Drive, Beverly Hills, California  90210.

Name and Position with CNAM	Other Positions and Directorships
Richard A. Weiss President, Director
Executive Vice President and Chief Investment Officer, City National Bank (1999-Present); Director, City National Securities (2003-Present); President and Chief Executive Officer, CNI Charter Funds (May 2008-Present).

Barbara Bruser Senior Vice President, Director	Senior Vice President and Director of Equities, City National Bank (2002-Present).
Brian L. Garbe Senior Vice President, Director	Senior Vice President and Director of Research, City National Bank (1999-Present).
Oliver P. Campbell Senior Vice President	Senior Vice President and Senior Trader, City National Bank (2001-Present).
Rodney J. Olea Senior Vice President, Director	Senior Vice President and Director of Fixed Income, City National Bank (1994-Present); Vice President, CNI Charter Funds (2000-Present).
Michele Maslow Chief Financial Officer	Senior Vice President, City National Bank (1998-Present).
Valerie Y. Lewis Chief Compliance Officer
Chief Compliance Officer and Vice President, CNI Charter Funds (2005 – Present); Fund Boards Specialist – Assistant Secretary, Capital Research and Management Company and Capital International, Inc. (1999-2005).

William J. Souza Chief Legal Officer	Senior Trust Counsel, City National Bank (1998-Present).

CCM ADVISORS, LLC

CCM Advisors, LLC (“CCMA”) is a wholly-owned subsidiary of Convergent Capital Management, LLC (“CCM”), which is a majority-owned subsidiary of CNC.  CCMA serves as investment adviser to Registrant’s AHA Balanced Fund, AHA Diversified Equity Fund, AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund and AHA Socially Responsible Equity Fund series (collectively, the “AHA Funds”).  In addition to serving as an investment adviser to the AHA Funds, CCMA provides investment consulting services.

Except as set forth below, to the knowledge of Registrant none of the directors or officers of CCMA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers also hold various positions with and engage in business for CCM, CNC and/or their affiliates.  The principal business address of each person listed in the table below is 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603.

Name and Position with CCMA	Other Positions and Directorships
Timothy G. Solberg, CFA Chief Investment Officer and Managing Director	Vice President and Assistant Secretary, CNI Charter Funds (2005-Present); Director (1995-2005) and Secretary (2001-2005), AHA Investment Funds, Inc.
Jon C. Hunt Director	Managing Director and Chief Operating Officer, Convergent Capital Management, LLC (2003-present)
Richard H. Adler Director	President and Chief Executive Officer, Convergent Capital Management, LLC (2003-present)
Gregory Francoeur Director	Chief Financial Officer, Convergent Capital Management, LLC (2003-present)
Susan S. Rudzinski Chief Compliance Officer
Compliance Director, Convergent Capital Management, LLC (2006-present); Vice President, CNI Charter Funds (2007-present); Self-employed Investment Advisory Compliance and Operations Consultant (2005-2006); Manager, Affiliate Contracts, The Burridge Group LLC (2003-2004)

GUGGENHEIM INVESTMENT MANAGEMENT, LLC

Guggenheim Investment Management, LLC (“Guggenheim”) acts as sub-adviser to the High Yield Bond Fund series of the Registrant. Guggenheim is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and provides investment advisory services to insurance companies, funds or special purpose vehicles and may include from time to time other clients such as individuals and family entities. Except as set forth below, to the knowledge of Registrant none of the directors or officers of Guggenheim is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The principal business address of each person listed in the table below is 135 East 57th Street, 6th Floor, New York, New York 10022.

Name and Position within Guggenheim	Other Positions and Directorships
Todd Boehly, Managing Partner
Managing Partner, Guggenheim Corporate Funding, LLC; Managing Partner and Office of the Chief Executive, Guggenheim Partners, LLC; Trustee, The Landon School; Director, New Canaan Partners, LLC; Director, Five Guys New York; Director, iQor Holdings Inc.; Director, Lionel Holdings LLC; Board Member, Finding a Cure for Epilepsy and Seizures (f.a.c.e.s)

B. Scott Minerd, Managing Partner	Managing Partner, Guggenheim Partners, LLC; Chief Executive Officer and Chief Investment Officer, Guggenheim Partners Asset Management, LLC

Kenneth Nick, Chief Compliance Officer	Managing Director and Senior Counsel, Guggenheim Partners, LLC
Stephen Sautel, Chief Operating Officer and Senior Managing Director	Managing Member, LV3355 Holdings LLC
Richard Lindquist, Managing Director	HSBC Halbis (2005-2009)
Patrick Mitchell, Managing Director
Managing Director, MapleStone Capital Management, LLC (2005-2008); Board of Directors, Carter Center (2005-2007); Board of Directors, Boneyard Baseball LLC; Board of Directors, LA Saddlery; Board of Directors, University of Idaho Foundation; Limited Partner, Post Advisory Special Situations Fund.

Lorraine Spurge, Managing Director	Chief Executive Officer, MapleStone Capital Management, LLC (2005-2008), Board of Director, LA Saddlery
Michael Damaso, Senior Managing Director	None
Jeffrey Abrams, Managing Director	Managing Director, Guggenheim Corporate Funding, LLC
Zachary Warren, Managing Director	Managing Director, Guggenheim Corporate Funding, LLC
Anthony Minella, Managing Director	Managing Director, Guggenheim Corporate Funding, LLC

REED CONNER & BIRDWELL LLC

Reed Conner & Birdwell LLC (“RCB”) is an indirect subsidiary of CNC.  RCB is the sub-adviser for Registrant’s RCB Small Cap Value Fund.  RCB is an investment adviser registered under the Investment Advisers Act of 1940.  Except as set forth below, to the knowledge of Registrant none of the directors or officers of RCB is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.  The principal business address of each person listed in the table below is 400 North Roxbury Drive, Beverly Hills, California 90210.

Name and Position with RCB	Other Positions and Directorships
Christopher J. Carey Director	Executive Vice President & Chief Financial Officer, City National Bank & City National Corporation Director, Convergent Capital Management, LLC
William Freeman Director	Senior Vice President, City National Bank Director, Convergent Capital Management, LLC

AMBS INVESTMENT COUNSEL, LLC

AMBS Investment Counsel, LLC (“AMBS”) is a majority-owned subsidiary of CCM, which is a wholly-owned subsidiary of CNC.  AMBS is a sub-adviser for a portion of Registrant’s AHA Diversified Equity Fund.  The principal address of AMBS is 1241 East Beltline, NE, Suite 150, Grand Rapids, Michigan 49525.  AMBS is an investment adviser registered under the Investment Advisers Act of 1940.  To the knowledge of Registrant none of the directors or officers of AMBS other than Jon C. Hunt and Richard H. Adler is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with AMBS.  Mr. Hunt’s and Mr. Adler’s other positions are listed above under “CCM Advisors, LLC.”

FREEMAN INVESTMENT MANAGEMENT CO., LLC

Freeman Investment Management Co., LLC (f/k/a Freeman Associates Investment Management LLC) (“Freeman”) is a sub-adviser for portions of Registrant’s AHA Balanced Fund and AHA Diversified Equity Fund. The principal address of Freeman is 12255 El Camino Real, Suite 200, San Diego, California 92130. Freeman is an investment adviser registered under the Investment Advisers Act of 1940. To the knowledge of Registrant none of the directors or officers of Freeman, other than Christopher Siriani, Freeman’s Chief Compliance Officer, and Peter Johnson, Freeman’s Director of Client Service and Marketing, is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Freeman. Prior to joining Freeman in December 2008, both Mr. Siriani and Mr. Johnson served with Investment Science Corporation in similar roles.

SKBA CAPITAL MANAGEMENT, LLC

SKBA Capital Management (“SKBA”) is a majority-owned subsidiary of CCM, which is a wholly-owned subsidiary of CNC.  SKBA is the sub-adviser for Registrant’s Opportunistic Value Fund and AHA Socially Responsible Equity Fund and for a portion of Registrant’s AHA Diversified Equity Fund.  The principal address of SKBA is 44 Montgomery Street, Suite 3500, San Francisco, California 94104.  SKBA is an investment adviser registered under the Investment Advisers Act of 1940.  To the knowledge of Registrant none of the directors or officers of SKBA other than Jon C. Hunt and Richard H. Adler is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with SKBA.  Mr. Hunt’s and Mr. Adler’s other positions are listed above under “CCM Advisors, LLC.”

THE PATTERSON CAPITAL CORPORATION

The Patterson Capital Corporation (“Patterson”) is a sub-adviser for a portion of the Registrant’s AHA Limited Maturity Fixed Income Fund.  The principal address of Patterson is 2029 Century Park East, Suite 2950, Los Angeles, California  90025.  Patterson is an investment adviser registered under the Investment Advisers Act of 1940.  To the knowledge of Registrant none of the directors or officers of Patterson is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Patterson.

ROBERT W. BAIRD & CO. INCORPORATED

Robert W. Baird & Co. Incorporated (“Baird”) is a sub-adviser for portions of Registrant’s AHA Full Maturity Fixed Income Fund and AHA Balanced Fund.  The principal address of Baird is 777 East Wisconsin Avenue, Suite 2100 Milwaukee, Wisconsin 53202.  Baird is an investment adviser registered under the Investment Advisers Act of 1940.  To the knowledge of Registrant none of the directors or officers of Baird is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Baird.

BOYD WATTERSON ASSET MANAGEMENT, LLC

Boyd Watterson Asset Management (“Boyd”) is a sub-adviser for a portion of Registrant’s AHA Full Maturity Fixed Income Fund.  The principal address of Boyd is 1801 East Ninth Street, Suite 1400, Cleveland, Ohio 44114.  Boyd is an investment adviser registered under the Investment Advisers Act of 1940.  To the knowledge of Registrant none of the directors or officers of Boyd, other than John Walsh, Boyd’s Chief Compliance Officer, is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Boyd.  Prior to joining Boyd in 2008, Mr. Walsh was a Senior Associate Consultant for Capital Markets Compliance, LLC.

TURNER INVESTMENT PARTNERS, INC.

Turner Investment Partners, Inc. (“Turner”) is a sub-adviser for a portion of Registrant’s AHA Diversified Equity Fund.  The principal address of Turner is 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania, 19312.  Turner is an investment adviser registered under the Investment Advisers Act of 1940.  Except as set forth below, to the knowledge of Registrant none of the directors or officers of Turner is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Turner.

NAME AND POSITION WITH COMPANY	OTHER COMPANY	POSITION WITH OTHER COMPANY
Thomas R. Trala Chief Financial and Operating Officer, Secretary	Turner Funds	President
	Turner Investments Pte. Ltd.	Board Member & Chief Operating Officer
	Turner International Ltd.	Trustee
	Turner Investment Management LLC	Board Member, President & Chief Operating Officer & Treasurer
Mark D. Turner Vice Chairman of the Board; President, Senior Portfolio Manager	Turner Investment Management, LLC	Chairman
	The Episcopal Academy (Newtown Square, PA)	Trustee
Robert E. Turner Chairman of the Board; Chief Investment Officer; Chief Executive Officer	Turner Funds	Trustee
	Turner Investments Pte. Ltd.	Board Member
	Turner International Ltd.	Trustee
	Bradley University (Peoria, IL)	Trustee
Christopher K. McHugh Board Member, Vice President, Senior Portfolio Manager	Philadelphia University	Trustee

Item 32.  Principal Underwriter.

(a)  Registrant's distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for the following funds:

Fund	Date of Agreement
SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
Oak Associates Funds	February 27, 1998
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
iShares Trust	April 25, 2000
Optique Funds, Inc.	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
Barclays Global Investors Funds	March 31, 2003
SEI Opportunity Fund, LP	October 1, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8. 2007
SEI Alpha Strategy Portfolios, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Forward Funds	August 14, 2008

The Distributor also provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments.  These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)  The following are the directors and officers of the Distributor, none of whom serve as officers of the Registrant.  Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name	Position and Offices with Distributor
William M. Doran	Director
Edward D. Loughlin	Director
Wayne M. Withrow	Director
Kevin Barr	President & Chief Executive Officer
Maxine Chou	Chief Financial Officer, Chief Operations Officer & Treasurer
John Munch	General Counsel & Secretary
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary
Mark J. Held	Senior Vice President
Lori L. White	Vice President & Assistant Secretary
John Coary	Vice President & Assistant Secretary
John Cronin	Vice President
Robert Silvestri	Vice President

Item 33.  Location of Accounts and Records.

The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act”) will be kept by the Registrant’s Transfer Agent, SEI Investments Fund Management, One Freedom Valley Drive, Oaks, Pennsylvania 19456, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule 31a–1(b)).  Such records will be kept by the Registrant at City National Asset Management, Inc., 400 North Roxbury Drive, Beverly Hills, California 90210, and CCM Advisors, LLC, 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603 except for those records relating to portfolio transactions of certain sub-advised series of the Registrant as shown below:

Series of Registrant	Sub-Adviser and Address
RCB Small Cap Value Fund	Reed Conner & Birdwell LLC 11111 Santa Monica Boulevard, Suite 1700 Los Angeles, California 90025
High Yield Bond Fund	Guggenheim Investment Management, LLC. 135 East 57th Street, 6th Floor New York, New York 10022
Opportunistic Value Fund	SKBA Capital Management, LLC 44 Montgomery Street, Suite 3500 San Francisco, California 94104

AHA Diversified Equity Fund
AMBS Investment Counsel, LLC
1241 East Beltline, NE, Suite 150
Grand Rapids, Michigan 49525

Freeman Investment Management Co., LLC
12255 El Camino Real, Suite 200
San Diego CA 92130

SKBA Capital Management, LLC
44 Montgomery Street, Suite 3500
San Francisco, California 94104

Turner Investment Partners, Inc.
1205 Westlakes Drive, Suite 100
Berwyn, Pennsylvania 19312

AHA Balanced Fund	Freeman Investment Management Co., LLC 12255 El Camino Real, Suite 200 San Diego CA 92130 Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue, Suite 2100 Milwaukee, Wisconsin 53202
AHA Limited Maturity Fixed Income Fund	The Patterson Capital Corporation 2029 Century Park East, Suite 2950 Los Angeles, California 90025 City National Asset Management, Inc. 400 North Roxbury Drive Beverly Hills, California 90210
AHA Full Maturity Fixed Income Fund	Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue, Suite 2100 Milwaukee, Wisconsin 53202 Boyd Watterson Asset Management, LLC 1801 East Ninth Street, Suite 1400 Cleveland, Ohio 44114
AHA Socially Responsible Equity Fund	SKBA Capital Management, LLC 44 Montgomery Street, Suite 3500 San Francisco, California 94104

Item 34.  Management Services.

There are no management-related service contracts not discussed in Parts A and B.

Item 35.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, CNI Charter Funds, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills, the State of California, on this 15th day of January, 2010.

CNI CHARTER FUNDS

By:	/s/ Richard Weiss
Richard Weiss
President, Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on January 15, 2010.

/s/ Richard Weiss	President &
Richard Weiss	Chief Executive Officer

/s/ Eric Kleinschmidt	Controller &
Eric Kleinschmidt	Chief Operating Officer

Irwin G. Barnet*	Trustee
Irwin G. Barnet

Vernon C. Kozlen*	Trustee
Vernon C. Kozlen

Victor Meschures*	Trustee
Victor Meschures

William R. Sweet*	Trustee
William R. Sweet

James R. Wolford*	Trustee
James R. Wolford

* By:	/s/ Richard Weiss
Richard Weiss, Attorney–in–Fact
pursuant to Power of Attorney